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                                                               HARTFORD LIFE



                                                               SHARON LOGHMANI
                                                               Legal Specialist


October 3, 2000



Securities and Exchange Commission
450 Fifth Street, N. W.
Washington, D.C.  20549
Attention: Filing Room

Re:   Hartford Life Insurance Company
      Separate Account Two - The Director Select
      File No. 333-69485

Ladies and Gentlemen:

In accordance with Rule 497(j) under the Securities Act of 1933, this is to certify that the Prospectus and Statement of Additional Information contained in Post-Effective Amendment No. 9 to the Registration Statement for the above referenced Registrant does not differ from that which was filed electronically on September 12, 2000. In reliance upon paragraph (j) of Rule 497, the Prospectus and Statement of Additional Information are not included herewith.

If you have any questions, please feel free to contact me at (860) 843-5910.

Sincerely yours,

/s/ Sharon Loghmani

Sharon Loghmani

Enclosure